General	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information [Abstract]
General
Note 1:	General

a.	Description of the Company and its operations:

MediWound Ltd. Was incorporated in Israel in January 2000. The Company which is located in Yavne, Israel (The "Company" or "MediWound"), is a biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio-therapeutic, non-surgical solutions for tissue repair and regeneration. The Company’s strategy leverages its breakthrough enzymatic technology platform into diversified portfolio of biotherapeutics across multiple indications to pioneer solutions for unmet medical needs.  The Company’s current portfolio is focused on next-generation protein-based therapies for burn care, wound care and tissue repair.

The Company's first innovative biopharmaceutical product, Nexobrid, has received in December 2022, an approval from the U.S. Food and Drug Administration (“FDA”) and marketing approval in each of India, Switzerland and Japan. In addition, it has a marketing authorization from the European Medicines Agency (“EMA”) and regulatory agencies in other international markets for removal of dead or damaged tissue, known as eschar, in adults with deep partial and/or full-thickness thermal burns.

The Company commercialize Nexobrid globally through multiple sales channels.

The Company sells Nexobrid to burn centers in the European Union, United Kingdom and Israel, primarily through its commercial organizations.

The Company has established local distribution channels in multiple international markets, including Asia Pacific, EMEA, CEE and LATAM, which local distributors are also responsible for obtaining local marketing authorization within the relevant territories.

In the United States, the Company entered into an exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize Nexobrid in North America. On September 21, 2023, the Company announced the U.S. commercial availability of Nexobrid for the removal of eschar in adults with deep partial and/or full-thickness thermal burns.

In August 2024, the Company announced that the FDA has approved a pediatric indication for NexoBrid allowing for eschar removal in pediatric patients aged newborn through eighteen with deep partial and/or full-thickness thermal burns. With this FDA approval, NexoBrid is now authorized for use in the U.S. for all age groups, aligning with its approvals in the European Union and Japan.

The Company’s second investigational next-generation enzymatic therapy product, EscharEx, a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds.

In February 2025, the Company announced the initiation of VALUE, a global, pivotal Phase III trial evaluating EscharEx for the treatment of venous leg ulcers (VLUs).

b.	The Company's securities are listed for trading on NASDAQ since March 2014.

On November 28, 2022, the Company’s shareholders general meeting approved a reverse stock split. Following that approval, on December 5, 2022, the Company’s board of directors approved a reverse stock split, in a ratio of 1-for-7. The reverse split became effective on December 20, 2022. (see also Note 19b).

During March, September and October 2022, the Company completed a series of public and private capital offerings. The gross proceeds before deducting underwriting discounts and commissions and offering expenses, were approximately $41,700. The net proceeds were approximately $37,292 (see also Note 19).

On February 7, 2023, the Company completed a registered direct offering. A total of 1,964,286 new ordinary shares were issued in consideration to offering price of $14 per share. The gross proceeds were $27,500, before deducting commissions and other offering expenses. The net proceeds were approximately $25,469.

On July 15, 2024, the Company entered into a definitive share purchase agreement. The agreement includes the sale and purchase of 1,453,488 shares of the Company’s ordinary shares, each with a par value NIS 0.07 (the “Ordinary Shares”), in a private investment in public equity (the “PIPE Offering”). The purchase price is set at $17.20 per share. The gross proceeds from the PIPE Offering are $25,000.

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, and MediWound UK Limited and MediWound US, Inc. which are currently inactive companies.

d.
In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The company’s headquarters, manufacturing and R&D facilities are located in Israel. Currently, activities in Israel remain largely unaffected. During the year ended December 31, 2024, the impact of this war on the company’s results of operations and financial condition was immaterial.

e.
The accompanying consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern. From inception to December 31, 2024, the Company has incurred cash outflows from operations, losses from operations, and has an accumulated deficit of $205.0 million.

The Company believes that its existing cash and cash equivalents, short-term and restricted bank deposits of $43.6 million as of December 31, 2024, will be sufficient to fund its operations and capital expenditure for at least twelve months from the date of issuance of these consolidated financial statements.